Leases - Amounts recognized in consolidated statement of profit or loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Leases
Expense relating to low-value leases	$ 252	$ 28
Interest expense on lease liabilities	22	77
Total	$ 274	$ 105